As filed with the Securities and Exchange Commission on January 14, 2013

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 262	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 264	☒

(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock FundsSM

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of Beneficial Interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 14th day of January, 2013.

BLACKROCK FUNDSSM, ON BEHALF OF BLACKROCK MULTI-ASSET REAL RETURN FUND
(Registrant)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	President and Chief Executive Officer	January 14, 2013
John M. Perlowski	(Principal Executive Officer)

/S/ NEAL J. ANDREWS	Chief Financial Officer	January 14, 2013
Neal J. Andrews	(Principal Financial and Accounting Officer)

DAVID O. BEIM*	Trustee
David O. Beim

RONALD W. FORBES*	Trustee
Ronald W. Forbes

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

IAN A. MACKINNON*	Trustee
Ian A. MacKinnon

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

KENNETH L. URISH*	Trustee
Kenneth L. Urish

FREDERICK W. WINTER*	Trustee
Frederick W. Winter

PAUL L. AUDET*	Trustee
Paul L. Audet

HENRY GABBAY*	Trustee
Henry Gabbay

*By:	/S/ BENJAMIN ARCHIBALD	January 14, 2013
Benjamin Archibald (Attorney-in-Fact)

BlackRock Cayman Multi-Asset Real Return Fund, Ltd. has duly caused this Registration Statement of BlackRock FundsSM, on behalf of BlackRock Multi-Asset Real Return Fund, with respect only to information that specifically relates to BlackRock Cayman Multi-Asset Real Return Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on January 14, 2013.

BLACKROCK CAYMAN MULTI-ASSET REAL RETURN FUND, LTD.

By:	/s/ Paul L. Audet
(Paul L. Audet, Director)

This Registration Statement of BlackRock FundsSM, on behalf of BlackRock Multi-Asset Real Return Fund, with respect only to information that specifically relates to BlackRock Cayman Multi-Asset Real Return Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ Paul L. Audet (Paul L. Audet)	Director, BlackRock Cayman Multi-Asset Real Return Fund, Ltd.	January 14, 2013

/s/ Henry Gabbay (Henry Gabbay)	Director, BlackRock Cayman Multi-Asset Real Return Fund, Ltd.	January 14, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

4